                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10359

Morgan Stanley Mid-Cap Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2005

Date of reporting period: May 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY MID-CAP VALUE FUND
PORTFOLIO OF INVESTMENTS MAY 31, 2005 (UNAUDITED)

   NUMBER OF
     SHARES                                                                                               VALUE
---------------                                                                                       -------------
                    COMMON STOCKS (93.8%)

                    Advertising/Marketing Services (3.6%)

    337,880         Valassis Communications, Inc.                           *                        $   11,721,057
                                                                                                      -------------

                    Aerospace & Defense (2.3%)
    179,126         Goodrich Corp.                                                                        7,498,214
                                                                                                      -------------

                    Airlines (3.6%)
    805,860         Southwest Airlines Co.                                                               11,725,263
                                                                                                      -------------

                    Biotechnology (1.1%)
     92,200         Chiron Corp.                                            *                             3,461,188
                                                                                                      -------------

                    Building Products (1.6%)
    130,810         York International Corp.                                                              5,389,372
                                                                                                      -------------

                    Containers/Packaging (2.7%)
    173,330         Sealed Air Corp.                                        *                             8,976,761
                                                                                                      -------------

                    Data Processing Services (2.0%)
    418,516         BISYS Group, Inc. (The)                                 *                             6,403,295
                                                                                                      -------------

                    Discount Stores (2.2%)
    370,150         Dollar General Corp.                                                                  7,258,641
                                                                                                      -------------

                    Electric Utilities (4.9%)
    145,200         Constellation Energy Group, Inc.                                                      7,760,940
     87,826         Edison International                                                                  3,227,606
    137,620         Wisconsin Energy Corp.                                                                4,995,606
                                                                                                      -------------
                                                                                                         15,984,152
                                                                                                      -------------

                    Electrical Products (3.0%)
    215,290         Hubbell, Inc. (Class B)                                                               9,782,778
                                                                                                      -------------

                    Electronic Distributors (2.2%)
    197,810         Tech Data Corp.                                         *                             7,101,379
                                                                                                      -------------

                    Engineering & Construction (3.3%)
    187,940         Fluor Corp.                                                                          10,797,153
                                                                                                      -------------

                    Financial Conglomerates (2.5%)
    414,080         Conseco Inc.                                            *                             8,281,600
                                                                                                      -------------

                    Food: Meat/Fish/Dairy (2.9%)
    520,710         Tyson Foods, Inc. (Class A)                                                           9,612,307
                                                                                                      -------------

                    Home Furnishings (2.2%)
    312,150         Newell Rubbermaid, Inc.                                                               7,113,899
                                                                                                      -------------

                    Household/Personal Care (1.0%)
     86,150         International Flavors & Fragrances, Inc.                                              3,195,303
                                                                                                      -------------

                    Integrated Oil (1.6%)
     56,360         Amerada Hess Corp.                                                                    5,233,026
                                                                                                      -------------

                    Investment Banks/Brokers (4.3%)
    139,240         Edwards (A.G.), Inc.                                                                  5,752,004
    302,000         Lazard Ltd. (Bermuda)                                   *                             6,538,300
    144,600         Schwab (Charles) Corp. (The)                                                          1,639,764
                                                                                                      -------------
                                                                                                         13,930,068
                                                                                                      -------------

                    Medical Specialties (6.1%)
    503,960         Applera Corp. - Applied Biosystems Group                                             10,789,784
     95,910         Bausch & Lomb, Inc.                                                                   7,489,612
     57,440         Pall Corp.                                                                            1,676,674
                                                                                                      -------------
                                                                                                         19,956,070
                                                                                                      -------------

                    Movies/Entertainment (2.1%)
    429,000         Warner Music Group Corp.                                *                             7,035,600
                                                                                                      -------------

                    Multi-Line Insurance (1.1%)
    190,730         Horace Mann Educators Corp.                                                           3,471,286
                                                                                                      -------------

                    Oil Refining/Marketing (1.4%)
     66,088         Valero Energy Corp.                                                                   4,534,959
                                                                                                      -------------

                    Oilfield Services/Equipment (2.8%)
    152,140         Cooper Cameron Corp.                                    *                             8,992,995
                                                                                                      -------------

                    Personnel Services (2.4%)
    197,059         Manpower, Inc.                                                                        7,848,860
                                                                                                      -------------

                    Pharmaceuticals: Generic Drugs (5.0%)
    372,040         Mylan Laboratories, Inc.                                                              6,138,660
    333,720         Watson Pharmaceuticals, Inc.                            *                            10,031,623
                                                                                                      -------------
                                                                                                         16,170,283
                                                                                                      -------------

                    Property - Casualty Insurers (2.3%)
    172,970         ACE Ltd. (Cayman Islands)                                                             7,475,763
                                                                                                      -------------

                    Publishing: Books/Magazines (3.5%)
    303,630         Scholastic Corp.                                        *                            11,392,198
                                                                                                      -------------

                    Real Estate Investment Trusts (1.8%)
     93,400         Macerich Co. (The)                                                                    5,887,002
                                                                                                      -------------

                    Regional Banks (2.8%)
    198,810         Northern Trust Corp.                                                                  9,129,355
                                                                                                      -------------

                    Restaurants (1.0%)
     76,800         Outback Steakhouse, Inc.                                                              3,398,400
                                                                                                      -------------

                    Savings Banks (3.4%)
    495,250         Sovereign Bancorp, Inc.                                                              11,053,980
                                                                                                      -------------

                    Services to the Health Industry (1.9%)
    248,320         IMS Health Inc.                                                                       6,096,256
                                                                                                      -------------

                    Specialty Insurance (2.8%)
    240,150         PMI Group, Inc. (The)                                                                 9,077,670
                                                                                                      -------------

                    Specialty Stores (3.2%)
    177,030         Linens 'N Things, Inc.                                  *                             4,314,221
    306,250         Office Depot, Inc.                                      *                             6,039,250
                                                                                                      -------------
                                                                                                         10,353,471
                                                                                                      -------------

                    Specialty Telecommunications (2.2%)
    223,910         CenturyTel, Inc.                                                                      7,342,009
                                                                                                      -------------

                    Tools/Hardware (0.1%)
     9,700          Snap-On, Inc.                                                                           334,747
                                                                                                      -------------

                    Wireless Telecommunications (0.9%)
     81,800         New Skies Satellites Holdings Ltd. (Bermuda)            *                             1,447,860
     73,590         Panamsat Holding Corp.                                                                1,398,946
                                                                                                      -------------
                                                                                                          2,846,806
                                                                                                      -------------

                    TOTAL COMMON STOCKS
                      (Cost $281,371,628)                                                               305,863,166
                                                                                                      -------------

   PRINCIPAL
   AMOUNT IN
   THOUSANDS                                                                                                              VALUE
---------------                                                                                                       --------------
                    SHORT-TERM INVESTMENT (5.3%)
                    REPURCHASE AGREEMENT

    $17,401         Joint repurchase agreement account 3.04% due 06/01/05 (dated 05/31/05;
                    proceeds $17,402,469) (a)                                                                        $    17,401,000
                     (Cost $17,401,000)                                                                               --------------

                    TOTAL INVESTMENTS
                      (Cost $298,772,628) (b)                                                               99.1%        323,264,166
                    OTHER ASSETS IN EXCESS OF LIABILITIES                                                    0.9           2,801,594
                                                                                                         ----------   --------------
                    NET ASSETS                                                                             100.0%       $326,065,760
                                                                                                         ==========   ==============

----------
      *     Non-income producing security.
      (a)   Collateralized by federal agency and U.S. Treasury obligations.
      (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $32,753,025 and the aggregate gross unrealized depreciation is $8,261,487, resulting in net unrealized appreciation of $24,491,538.

                        SEE NOTES TO FINANCIAL STATEMENTS

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mid-Cap Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2005


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